Long-Term Debt (Details) (USD $)	12 Months Ended			12 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended													12 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2012 Actual [Member]	Dec. 31, 2012 Estimated Fair [Member]	Dec. 31, 2012 Carrying Value [Member]	Dec. 31, 2011 Senior notes 7% [Member] Predecessor [Member]	Jun. 29, 2009 HGI credit facility [Member]	Dec. 31, 2011 HGI credit facility [Member] Predecessor [Member]	Dec. 31, 2011 Senior notes 8.125% [Member] Predecessor [Member]	May 31, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member]	Dec. 31, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member]	Dec. 31, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member]	Dec. 31, 2012 Secured Debt [Member]	Dec. 31, 2011 Secured Debt [Member] Predecessor [Member]	Dec. 31, 2012 Secured Debt [Member] Carrying Value [Member] Level 2 [Member]	Dec. 31, 2012 Secured Debt [Member] Estimated Fair [Member] Level 2 [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Estimated Fair [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Carrying Value [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Consolidated leverage ratio greater than or equal to 4.00 to 1.00 [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Consolidated leverage ratio greater than or equal to 4.00 to 1.00 [Member] Minimum [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Consolidated Leverage Ratio Greater than or Equal to 3.00 but Less than 4.00 [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Consolidated Leverage Ratio Greater than or Equal to 3.00 but Less than 4.00 [Member] Maximum [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Consolidated Leverage Ratio Greater than or Equal to 3.00 but Less than 4.00 [Member] Minimum [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Consolidated leverage ratio greater than 3.50 to 1.00 [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Consolidated leverage ratio greater than 3.50 to 1.00 [Member] Maximum [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Consolidated leverage ratio [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Consolidated leverage ratio [Member] Minimum [Member]	Dec. 31, 2012 Revolving Credit Facility and Senior Secured Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility and Senior Secured Credit Facility [Member] Consolidated leverage ratio greater than 3.50 to 1.00 [Member]	Dec. 31, 2012 Revolving Credit Facility and Senior Secured Credit Facility [Member] Consolidated leverage ratio greater than 3.50 to 1.00 [Member] Minimum [Member]	Dec. 31, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member] Change in Control [Member]	Dec. 31, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member] Prior to first anniversary of closing	Sep. 30, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member] Between first and second year after closing	Sep. 30, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member] Between second and third year after closing	Sep. 30, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member] Redemption period twelve months commencing on May 2017 and thereafter [Member]	Dec. 31, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member] Maximum [Member] Prior to first anniversary of closing	Dec. 31, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member] Minimum [Member] Prior to first anniversary of closing
Long Term Debt Textuals [Abstract]
Maximum borrowing capacity					$ 860,000,000
Aggregate principal amount												350,000,000
Principal amount of debt terminated				170,000,000			160,000,000					1,100,000,000
Interest rate (percent)				7.00%			8.125%		9.00%	9.00%
Cancelled percentage of existing equity (percent)						100.00%
Repayments of Long-term Debt											342,100,000
Mandatory prepayments as a percentage of entity's excess cash flow																		50.00%		25.00%
Interest margin (percent)																													4.25%	1.25%
Prepayment penalty (percent)											2.00%
Increase in additional borrowings										200,000,000					200,000,000								35,000,000
Unused capacity commitment fee percentage																								0.50%		0.375%
Additional cash available															38,600,000
Leverage ratio	4.85																		4.00		4.00	3.00			3.50		3.50
Interest coverage ratio	2.35
Borrowing capacity															80,000,000
Debt Instrument, Fee Amount									13,400,000	13,400,000
Debt instrument unamortized loan fees									9,400,000	9,400,000
Debt instrument fees and pre payment penalties									1,800,000	1,800,000
Loss on extinguishment (or modification) of debt									8,800,000
Change of control, percentage of voting interests acquired																												40.00%
Redemption price as percentage of principal amount, base								100.00%
Redemption with net proceeds from equity offerings as percentage of original principal																																				35.00%
Redemption price with net proceeds from equity offerings as percentage of original principal																																109.00%
Percentage of original principal amount outstanding after redemption from equity offerings																																					65.00%
Redemption period with net proceeds from equity offerings																																				180 days
Debt instrument redemption as percentage of original principal notice period																																				60 days	30 days
Redemption price as percentage of principal amount																															101.00%		104.50%	102.25%	100.00%
Long-term debt, fair value		$ 408,612,000	$ 396,716,000										$ 198,216,000	$ 208,127,000		$ 200,485,000	$ 198,500,000